Property, Plant and Equipment (Details 3) - Projects R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	R$ 4,312,728
Property, Plant and Equipment, Depreciation	(835,032)
Property, Plant and Equipment, Impairment	(971,588)
Property, Plant and Equipment, Value in use	2,506,108
HPP Col?der [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	2,558,634
Property, Plant and Equipment, Depreciation	(320,171)
Property, Plant and Equipment, Impairment	(632,559)
Property, Plant and Equipment, Value in use	1,605,904
U E G A [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	686,498
Property, Plant and Equipment, Depreciation	(384,810)
Property, Plant and Equipment, Impairment	(108,132)
Property, Plant and Equipment, Value in use	193,556
Cons?rcio Tapaj?s [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	14,879	[1]
Property, Plant and Equipment, Depreciation		[1]
Property, Plant and Equipment, Impairment	(14,879)	[1]
Property, Plant and Equipment, Value in use		[1]
Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	1,052,717
Property, Plant and Equipment, Depreciation	(130,051)
Property, Plant and Equipment, Impairment	(216,018)
Property, Plant and Equipment, Value in use	R$ 706,648

[1]	Project under development